Provisions and contingencies (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities
Provisions

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2018	1,466	150	25	1,641
Unwinding of the discount factor	93	—	2	95
At July 31, 2018	1,559	150	27	1,736

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2017	—	85	—	85
Additions	1,466	150	25	1,641
Used during the year	—	(85)	—	(85)
At January 31, 2018	1,466	150	25	1,641

Disclosure of contingent liabilities in business combination
The table below describes the value of the assumed contingent liabilities as at July 31, 2018 of £1.6 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

July 31, 2018
£000s
Estimated assumed contingent liabilities	1,559

1% lower discount rate	1,673
1% higher discount rate	1,461
10% lower probability of success	1,285
10% higher probability of success	1,813